RELATED PARTY TRANSACTIONS (Narrative) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) mo d $ / shares $ / mo shares	Mar. 31, 2015 USD ($) mo d $ / shares $ / mo shares
Related Party Transactions 1 | shares		20,000,000
Related Party Transactions 2 | shares		35,000,000
Related Party Transactions 3 | shares		6,000,000
Related Party Transactions 4 | $ / shares		$ 0.15
Related Party Transactions 5 | shares		6,000,000
Related Party Transactions 6 | shares		3,000,000
Related Party Transactions 7 | $ / shares		$ 0.1455
Related Party Transactions 8 | shares		3,000,000
Related Party Transactions 9 | shares		3,000,000
Related Party Transactions 10 | shares		6,000,000
Related Party Transactions 11 | shares		3,000,000
Related Party Transactions 12 | $ / shares		$ 0.605
Related Party Transactions 13		1,000,000
Related Party Transactions 14		500,000
Related Party Transactions 15 | shares		20,000,000
Related Party Transactions 16 | shares		10,000,000
Related Party Transactions 17 | $ / shares		$ 0.001
Related Party Transactions 18		$ 20,000
Related Party Transactions 19		208,773
Related Party Transactions 20		$ 188,000
Related Party Transactions 21 | mo		60
Related Party Transactions 22		$ 3,812
Related Party Transactions 23 | d		30
Related Party Transactions 24		$ 1.00
Related Party Transactions 25		20,773
Related Party Transactions 26		0
Related Party Transactions 27		201,900
Related Party Transactions 28		208,773
Related Party Transactions 29		10,287
Related Party Transactions 30		$ 190,756
Related Party Transactions 31		60
Related Party Transactions 32 | $ / mo		2,512
Related Party Transactions 33		$ 28,585
Related Party Transactions 34		$ 201,900
Related Party Transactions 35 | mo		60
Related Party Transactions 36		$ 3,864
Related Party Transactions 37 | d		30
Related Party Transactions 38		$ 1.00
Related Party Transactions 39		3
Related Party Transactions 40		$ 2,085
Related Party Transactions 41		8.00%
Related Party Transactions 42		7.00%
Related Party Transactions 43 | d		30
Related Party Transactions 44		$ 690,000
Related Party Transactions 45		690,000
Related Party Transactions 46		21,500
Related Party Transactions 47		115,000
Related Party Transactions 48		10,000
Related Party Transactions 49		5,000
Related Party Transactions 50		2,000
Related Party Transactions 51		100,000
Related Party Transactions 52		70,000
Related Party Transactions 53		7,676
Related Party Transactions 54		5,002
Related Party Transactions 55		278,769
Related Party Transactions 56		62,092
Related Party Transactions 57		33,592
Related Party Transactions 58		12,000
Related Party Transactions 59		16,500
Related Party Transactions 60		$ 40,029
Related Party Transactions 1 | shares	20,000,000
Related Party Transactions 2 | shares	35,000,000
Related Party Transactions 3 | shares	6,000,000
Related Party Transactions 4 | $ / shares	$ 0.15
Related Party Transactions 5 | shares	6,000,000
Related Party Transactions 6 | shares	3,000,000
Related Party Transactions 7 | $ / shares	$ 0.1455
Related Party Transactions 8 | shares	3,000,000
Related Party Transactions 9 | shares	3,000,000
Related Party Transactions 10 | shares	6,000,000
Related Party Transactions 11 | shares	3,000,000
Related Party Transactions 12 | $ / shares	$ 0.605
Related Party Transactions 13	1,000,000
Related Party Transactions 14	500,000
Related Party Transactions 15 | shares	20,000,000
Related Party Transactions 16 | shares	10,000,000
Related Party Transactions 17 | $ / shares	$ 0.001
Related Party Transactions 18	$ 20,000
Related Party Transactions 19	208,773
Related Party Transactions 20	$ 188,000
Related Party Transactions 21 | mo	60
Related Party Transactions 22	$ 3,812
Related Party Transactions 23 | d	30
Related Party Transactions 24	$ 1.00
Related Party Transactions 25	20,773
Related Party Transactions 26	0
Related Party Transactions 27	201,900
Related Party Transactions 28	208,773
Related Party Transactions 29	10,287
Related Party Transactions 30	$ 190,756
Related Party Transactions 31	60
Related Party Transactions 32 | $ / mo	2,512
Related Party Transactions 33	$ 28,585
Related Party Transactions 34	$ 201,900
Related Party Transactions 35 | mo	60
Related Party Transactions 36	$ 3,864
Related Party Transactions 37 | d	30
Related Party Transactions 38	$ 1.00
Related Party Transactions 39	3
Related Party Transactions 40	$ 2,085
Related Party Transactions 41	8.00%
Related Party Transactions 42	7.00%
Related Party Transactions 43 | d	30
Related Party Transactions 44	$ 690,000
Related Party Transactions 45	690,000
Related Party Transactions 46	21,500
Related Party Transactions 47	115,000
Related Party Transactions 48	10,000
Related Party Transactions 49	5,000
Related Party Transactions 50	2,000
Related Party Transactions 51	100,000
Related Party Transactions 52	70,000
Related Party Transactions 53	7,676
Related Party Transactions 54	5,002
Related Party Transactions 55	278,769
Related Party Transactions 56	139,997
Related Party Transactions 57	62,092
Related Party Transactions 58	33,592
Related Party Transactions 59	12,000
Related Party Transactions 60	16,500
Related Party Transactions 61	$ 40,029